Impairment of Long-Lived Assets and Other Lease Charges - Narrative (Details) $ in Millions	12 Months Ended
	Jan. 03, 2021 USD ($) restaurant	Dec. 30, 2018 restaurant	Sep. 27, 2020 restaurant	Mar. 29, 2020 restaurant	Dec. 29, 2019 USD ($)
Lease Termination Charges
Impairment and Other Lease Charges [Line Items]
Loss (gain) on termination of lease | $	$ 0.9
Gain from Lease Termination
Impairment and Other Lease Charges [Line Items]
Loss (gain) on termination of lease | $	(0.2)
Level 3
Impairment and Other Lease Charges [Line Items]
Level 3 assets measured at fair value | $	$ 2.2				$ 0.1
Pollo Tropical
Impairment and Other Lease Charges [Line Items]
Number of closed restaurants		14	2	1
Number of closed restaurants, impaired in prior period		2
Number of impaired restaurants the company continues to operate	3	1
Number of impaired restaurants		14
Pollo Tropical | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Impairment and Other Lease Charges [Line Items]
Number of closed restaurants			1